MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.1

Morgan Stanley Residential Mortgage Loan Trust 2021-2
Mortgage Pass-Through Certificates, Series 2021-2
Sample Mortgage Loan Agreed-Upon Procedures

Report To:

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Capital I Inc.

Morgan Stanley & Co. LLC

10 May 2021

Ernst & Young LLP	Tel: +1 212 773 3000
5 Times Square	Fax: +1 212 773 6350
New York, NY 10036	ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Mortgage Capital Holdings LLC
Morgan Stanley Capital I Inc.

Morgan Stanley & Co. LLC
1585 Broadway, 24th Floor,
New York, New York 10036

Re:	Morgan Stanley Residential Mortgage Loan Trust 2021-2 (the “Issuing Entity”) Mortgage Pass-Through Certificates, Series 2021-2 (the “Certificates”) Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Morgan Stanley Mortgage Capital Holdings LLC (the “Sponsor”), Morgan Stanley Capital I Inc. (the “Depositor”) and Morgan Stanley & Co. LLC (the “Initial Purchaser,” together with the Sponsor and Depositor, the “Specified Parties”) solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to a pool of fixed-rate mortgage loans (the “Mortgage Loans”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Initial Purchaser, on behalf of the Depositor, provided us with:

a.            Electronic data files:

i.

Labeled “msrm_20212_20210409.xlsx” and the corresponding record layout and decode information, as applicable (the “Loan Listing File”), that the Initial Purchaser, on behalf of the Depositor, indicated contains a list of loan identification numbers (each, a “Loan Number”) corresponding to certain mortgage loans (the “Loan Listing Mortgage Loans”) and

ii.

Labeled “20210422_MSRM_2021_2_ASF_v3.xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that the Initial Purchaser, on behalf of the Depositor, indicated contains information as of 1 April 2021 (the “Preliminary Cut-off Date”) relating to certain mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,

b.            Imaged copies of the:

i.	Promissory note (the “Note”),
ii.	Loan application or occupancy affidavit (collectively and as applicable, the “Application”),
iii.	Underwriting summary (the “Underwriting Summary”),
iv.	Appraisal report (the “Appraisal”),
v.	Credit report (the “Credit Report”),
vi.	Condominium rider (the “Condominium Rider”),
vii.	Planned unit development rider (the “PUD Rider”) and
viii.

Settlement statement or closing disclosure (collectively and as applicable, the “Settlement Statement,” together with the Note, Application, Underwriting Summary, Appraisal, Credit Report, Condominium Rider and PUD Rider, the “Source Documents”)

that the Initial Purchaser, on behalf of the Depositor, indicated relate to the Sample Mortgage Loans (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which is shown on Exhibit 1 to Attachment A, and

d.            Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Loan Listing File, Preliminary Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and calculation methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Loan Listing File, Source Documents or any other information provided to us, or that we were instructed to obtain, as applicable, by the Initial Purchaser, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Loan Listing Mortgage Loans, Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation or (c) the accuracy, completeness or reasonableness of any assumptions and methodologies provided to us by the Initial Purchaser, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.

Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 May 2021

Attachment A

Procedures performed and our associated findings

1.

As instructed by the Initial Purchaser, on behalf of the Depositor, we randomly selected a sample of 276 Loan Listing Mortgage Loans from the Loan Listing File (the “Loan Listing Sample Mortgage Loans”). For the purpose of this procedure, the Initial Purchaser, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Loan Listing Sample Mortgage Loans or the methodology they instructed us to use to select the Loan Listing Sample Mortgage Loans from the Loan Listing File.

For the purpose of the procedures described in this report, the 276 Loan Listing Sample Mortgage Loans are referred to as Sample Mortgage Loan Numbers 1 through 276.

2.

For each mortgage loan on the Loan Listing File and Preliminary Data File, we compared the Loan Number, as shown on the Loan Listing File, to the corresponding Loan Number, as shown on the Preliminary Data File, and noted that:

a.	All of the Preliminary Mortgage Loans included on the Preliminary Data File were included on the Loan Listing File,
b.	Two of the Loan Listing Mortgage Loans included on the Loan Listing File were not included on the Preliminary Data File (the “Removed Loan Listing Mortgage Loans”) and
c.	Both of the Removed Loan Listing Mortgage Loans were Loan Listing Sample Mortgage Loans (the “Removed Loan Listing Sample Mortgage Loans”).

The Removed Loan Listing Sample Mortgage Loans are Sample Mortgage Loan Numbers 1 and 250.

3.

As instructed by the Initial Purchaser, on behalf of the Depositor, we randomly selected two Preliminary Mortgage Loans from the Preliminary Data File that were not Loan Listing Sample Mortgage Loans (the “Preliminary Data File Sample Mortgage Loan,” together with the Loan Listing Sample Mortgage Loans that are not Removed Loan Listing Sample Mortgage Loans, the “Sample Mortgage Loans”). For the purpose of this procedure, the Initial Purchaser, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Preliminary Data File Sample Mortgage Loans or the methodology they instructed us to use to select the Preliminary Data File Sample Mortgage Loan from the Preliminary Data File.

For the purpose of the procedures described in this report, the Preliminary Data File Sample Mortgage Loans are referred to as Sample Mortgage Loan Numbers 277 and 278.

4.

For each Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Initial Purchaser, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Initial Purchaser, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Preliminary
Sample Characteristic	Data File Field Name	Source Document(s)	Note(s)

Loan Number	Loan Number	Note	i.

Original principal balance	Original Loan Amount	Note

Original interest rate	Original Interest Rate	Note

First payment date	First Payment Date of Loan	Note

Maturity date	Maturity Date	Note

Property state	State	Note

Property zip code	Postal Code	Note

Original term	Original Term to Maturity	(a) Note or	ii.
(b) Note and recalculation

Original interest only term	Original Interest Only Term	Note

Prepayment charge term	Prepayment Penalty Total Term	Note

Occupancy status	Occupancy	Application	iii.

Appraisal value	Original Appraised Property	Appraisal	iv.
Value

Property type	Property Type	Condominium Rider, PUD	iii., iv.,
		Rider, Application,	v.
Appraisal or Underwriting
Summary

Sale price (if applicable)	Sales Price	Settlement Statement	vi.

Loan purpose	Loan Purpose	(a) Application or	iii., vi,
		(b) Note, Settlement	vii.
Statement, Credit
Report and
recalculation

Exhibit 1 to Attachment A

Preliminary
Sample Characteristic	Data File Field Name	Source Document(s)		Note(s)

Junior lien balance	Junior Mortgage Balance	(a)	Credit Report,	iii., viii.
		(b)	Underwriting
Summary or
		(c)	Application

Original loan-to-value ratio	Original LTV	Recalculation		ix., x.,
xii.

Combined loan-to-value	Original CLTV	Recalculation		ix., xi.,
ratio				xii.

Notes:

i.             For identification purposes only.

ii.

For the purpose of comparing the original term Sample Characteristic for each Sample Mortgage Loan that does not have the original term specifically stated in the Note, the Initial Purchaser, on behalf of the Depositor, instructed us to recalculate the original term as the sum of:

(a)	The difference in months between the maturity date and first payment date, both as shown in the Note, and
(b)	One.

iii.

For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, provided one or more Applications. For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan with more than one Application, the Initial Purchaser, on behalf of the Depositor, instructed us to use the most recent Application as the Source Document (and in accordance with any other applicable note(s)).

iv.

For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, provided one or more Appraisals. For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan with more than one Appraisal, the Initial Purchaser, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value as the Source Document (and in accordance with any other applicable note(s)).

v.

For the purpose of comparing the property type Sample Characteristic for each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Data File agreed with the corresponding information on at least one of the Source Documents listed for such Sample Characteristic (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any differences that may exist relating to the information in the Source Documents related to the property type Sample Characteristic.

Exhibit 1 to Attachment A

Notes: (continued)

vi.

For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, provided one or more Settlement Statements. For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan with more than one Settlement Statement, the Initial Purchaser, on behalf of the Depositor, instructed us to use the most recent Settlement Statement as the Source Document (and in accordance with any other applicable note(s)).

vii.

For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a loan purpose of “First Time Home Purchase” or “Other-than-first-time Home Purchase,” as shown on the Preliminary Data File (each, a “Purchase Sample Mortgage Loan”), the Initial Purchaser, on behalf of the Depositor, instructed us to use the Application as the Source Document (and in accordance with any other applicable note(s)).

For each remaining Sample Mortgage Loan (each, a “Refinanced Sample Mortgage Loan”), the Initial Purchaser, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)          The original principal balance, as shown in the Note, and

(b)          The sum of:

(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced, as shown in the Settlement Statement (and in accordance with any other applicable note(s)),
(2)

If any secondary financing relating to the subject property is an installment loan, as shown in the Credit Report, the unpaid principal balance of the secondary financing relating to the subject property that is being repaid with the proceeds of the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement (and in accordance with any other applicable note(s)), and

(3)	Total closing costs relating to the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement (and in accordance with any other applicable note(s)).

For each Refinanced Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to note agreement with a loan purpose of:

(a)	“Refinance – Rate Term” if the Amount to Borrower is less than or equal to the greater of (i) $2,000 and (ii) 1% of the original principal balance, as shown in the Note, or
(b)	“Refinance – Cash Out” if the Amount to Borrower is greater than the greater of (i) $2,000 and (ii) 1% of the original principal balance, as shown in the Note.

Exhibit 1 to Attachment A

Notes: (continued)

viii.

For the purpose of comparing the junior lien balance Sample Characteristic for each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Data File agreed with the corresponding information in at least one of the Source Documents (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any differences that may exist relating to the information in the Source Documents relating to the junior lien balance Sample Characteristic.

ix.

For Sample Mortgage Loan Number 92 , the Initial Purchaser, on behalf of the Depositor, instructed us to calculate the “Value for LTV” as the lesser of (1) the appraisal value and (2) the prior sale price, both as shown in the Appraisal (and in accordance with any other applicable note(s)).

For each remaining Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to calculate the “Value for LTV” as:

(a)

In the case of a Purchase Sample Mortgage Loan, the lesser of (1) the appraisal value, as shown in the Appraisal (and in accordance with any other applicable note(s)), and (2) the sale price (if applicable), as shown in the Settlement Statement (and in accordance with any other applicable note(s)), or

(b)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown in the Appraisal (and in accordance with any other applicable note(s)).

x.

For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:

(a)	Dividing the original principal balance, as shown in the Note, by the Value for LTV, as calculated herein, and
(b)	Rounding the value calculated in (a) above to the fourth decimal place (X.XXXX).

xi.

For the purpose of comparing the combined loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to recalculate the combined loan-to-value ratio by:

(a)

Adding the original principal balance, as shown in the Note, and junior lien balance, as shown in the Credit Report, Underwriting Summary or Application (and in accordance with any other applicable note(s)),

(b)	Dividing the value calculated in (a) by the Value for LTV, as calculated herein, and
(c)	Rounding the value calculated in (b) above to the fourth decimal place (X.XXXX).

xii.

For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to ignore differences in the amount of +/- 0.0001 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Initial Purchaser, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Mortgage Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

2	Junior lien balance	<redacted>	<redacted>
	Combined loan-to-value	0.5789	0.7237
	ratio

44	Junior lien balance	<redacted>	<redacted>
	Combined loan-to-value	0.7144	0.7142
	ratio

62	Property type	Single Family Detached	PUD (Only for use with
		(non-PUD)	Single-Family Homes
			with PUD riders)

94	Appraisal value	<redacted>	<redacted>

176	Loan purpose	Refinance – Cash Out	Refinance – Rate Term

218	Loan purpose	Other-than-first-time	First Time Home Purchase
		Home Purchase

246	Original loan-to-value	0.7492	0.7345
	ratio
	Combined loan-to-value	0.7492	0.7345
	ratio

265	Junior lien balance	<redacted>	<redacted>
	Combined loan-to-value	0.5568	0.6189
	ratio

270	Junior lien balance	<redacted>	<redacted>
	Combined loan-to-value	0.8000	1.0500
	ratio

272	Appraisal value	<redacted>	<redacted>
	Original loan-to-value	0.7897	0.7839
	ratio
	Combined loan-to-value	0.7897	0.7839
	ratio

277	First payment date	2/1/2021	3/1/2021

278	First payment date	11/1/2020	3/1/2021